Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S Federal and State net operating loss	$ 3,083,545	$ 2,429,544
Stock based compensation	1,272,925	1,031,860
Accrued salaries	382,288	395,899
Orphan drug credit	1,060,118	924,171
Derivative liability		370,572
Other	260,481	392,486
Total net deferred tax assets	6,059,357	5,544,532
Valuation allowance	(6,059,357)	(5,544,532)
Total Deferred Tax Asset